SUPPLEMENT DATED JANUARY 24, 2022
     TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUS EACH
                           DATED JANUARY 1, 2022
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY ACCOUNT TEN
                         Advanced Outcomes Annuity
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This supplement updates certain information in the most recent Prospectus and
Summary Prospectus (together, the "Prospectus"). This supplement revises and, to the extent inconsistent therewith, replaces information contained in the Prospectus. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Change to Milliman Money Market Fund ("Fund") Annual Underlying Fund Expense

The annual underlying fund expense for the Fund changed to 0.98% (before fee waiver and expense limitation).

As a result of the above change, the following changes are made to the
Prospectus:

In the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT section:
- The Minimum annual underlying fund expense (before fee waiver and expense limitation) changed from 0.48% to 0.98%.
- The Lowest Annual Cost changed from $1,552 to $1,955.

In the ADDITIONAL INFORMATION ABOUT FEES, FEE TABLE, and EXAMPLES sections:
- The Minimum annual underlying fund expense changed from 0.48% to 0.98%.
- The Minimum Expense Examples changed as follows:

  MINIMUM EXPENSE EXAMPLES
  (assuming minimum annual contract expenses of 1.25%, no election of optional features and investment in an Underlying Fund with total expenses of 0.98%**)

   (1) If you surrender your contract at the end of the applicable time period:

        1 year    3 years    5 years    10 years
        -------   -------    --------   --------
        $9,211    $11,924    $14,903    $25,607


    (2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:

        1 year    3 years    5 years    10 years
        -------   -------    --------   --------
        $2,211    $6,924     $11,903    $25,607



   ** The 1-year Minimum Expense Examples reflect the 0.55% Underlying Fund fee waiver and expense limitation.